STAFF COSTS - Narrative (Details) $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 07, 2024 USD ($) equityInstrument	Mar. 07, 2024 USD ($) kr / shares	Jun. 30, 2024 USD ($) employee	Jun. 30, 2023 USD ($) employee	Jun. 30, 2024 USD ($) employee	Jun. 30, 2023 USD ($) employee	Dec. 31, 2023 USD ($) equityInstrument employee	Dec. 31, 2023 employee kr / shares
Disclosure Of Employee Benefits [Line Items]
Number of seafarers for which staff costs included in operating expenses | employee					109	99	105
Number of seafarers | employee			3,291	3,186	3,291	3,186	3,271	3,271
Number of seafarers on short term contracts | employee					1,668	1,624	1,625
Total staff costs			$ 21.4	$ 20.8	$ 45.3	$ 36.9	$ 77.9
Aggregate compensation paid					2.3	1.7	3.3
Included in operating expenses
Disclosure Of Employee Benefits [Line Items]
Total seafarers costs included in operating expenses					68.6	62.9	127.1
Total wages for seafarers on short term contracts					63.7	58.8	118.5
Total staff costs			$ 2.6	2.1	$ 4.9	4.2	$ 8.6
RSU grant in 2024
Disclosure Of Employee Benefits [Line Items]
Granted during the period (in shares) | equityInstrument	1,214,986
Vesting requirements	3 years
Weighted average exercise price of other equity instruments granted (in DKK per share) | kr / shares		kr 258.4
Exercise period of RSUs	360 days
Weighted average fair value at measurement date, other equity instruments granted	$ 8.1	kr 8.1
Average remaining contractual life of outstanding share options					1 year 6 months
RSU grant in 2023
Disclosure Of Employee Benefits [Line Items]
Granted during the period (in shares) | equityInstrument							1,248,153
Weighted average exercise price of other equity instruments granted (in DKK per share) | kr / shares								kr 220.6
Weighted average fair value at measurement date, other equity instruments granted				$ 10.8		$ 10.8
Average remaining contractual life of outstanding share options						1 year 6 months	1 year 6 months
Long term incentive plan, ordinary plan | Jacob Meldgaard
Disclosure Of Employee Benefits [Line Items]
Granted during the period (in shares) | equityInstrument	255,200
RSU grant value assuming 100% vesting	$ 1.9